Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Receivables From Financial Services

	31 December	31 December
	2020	2019
Current receivables from financial services	1,886,381	2,319,122
Non-current receivables from financial services	75,717	123,136
	1,962,098	2,442,258